Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory, Current	Inventory consisted of the following:

	September 30, 2022	December 31, 2021
Raw materials	$272	$231
Work in pro gress	127	14
Finished goods	104	255

Inventories, net	$503	$500

Inventory balances were comprised of the following as of December 31:

	2021	2020
Raw material	$231	$245
Work in process	14	23
Finished goods	255	249

	$500	$517